Inventories, net	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

Note 5. Inventories, net

Inventories are comprised of the following:

	June 30, 2015	December 31, 2014
Raw materials	$30,986	$22,421
Work in process	3,511	2,136
Finished goods	2,879	2,158
Stores and spares	2,562	2,371
Packing material	159	171
	40,097	29,257
Less: inventory allowances	—	(292)
Total inventories, net	$40,097	$28,965

Note 9. Inventories

Inventories are comprised of the following

	December 31, 2014	December 31, 2013
Raw materials	$22,421	$17,121
Work in process	2,136	3,243
Finished goods	2,158	2,741
Stores and spares	2,371	2,404
Packing material	171	110
	29,257	25,619
Less: inventory allowances	(292)	(1,438)
	$28,965	$24,181